Allowance for credit losses (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss [Abstract]
Allowance for credit losses
Movements in the allowance for credit losses during the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December, 31
	2021				2020
	Investment in finance leases	Notes receivable	Loans receivable	Total	Total
Allowance for credit losses at beginning of period	$59,663	$7,490	$—	$67,153	$—
Initial credit provision related to GECAS purchased financial assets with credit deterioration	9,944	—	1,423	11,367	—
Cumulative effect due to adoption of new accounting standard	—	—	—	—	30,264
Current period provision for expected credit losses	1,685	78,144	3,868	83,697	50,215
Write-offs charged against the allowance	—	(44,670)	—	(44,670)	(13,326)
Allowance for credit losses at end of period	$71,292	$40,964	$5,291	$117,547	$67,153

Financing receivables grouped by credit risk
The table below presents Financing Receivables carried at amortized cost basis, gross of allowance for credit losses, grouped into the three credit risk categories. Category A is considered an excellent or high-credit-quality airline customer; Category B is considered a good-credit-quality airline customer; and those airline customers in Category C are considered marginal.

	As of December 31, 2021
	Category A	Category B	Category C	Total
	(U.S. Dollars in millions)
Investment in finance leases	$534	$1,247	$219	$2,000
Notes receivable	—	26	632	658
Loans receivable	12	161	236	409
Total	$546	$1,434	$1,087	$3,067